Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 14,943	$ 98	$ 15,138	$ 545
Research and Development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	3,224		3,224	4
Sales and Marketing [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	758		758	1
General and Administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 10,961	$ 98	$ 11,156	$ 540